BUSINESS COMBINATION (Details 6) R$ in Thousands	Jun. 30, 2022 BRL (R$)
Carrying amount [member] | Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 1,602
Trade receivables	13
Inventories	422
Recoverable taxes	2
Property, plant and equipment	28,163
Total assets acquired	30,202
Accounts payable	2
Taxes payable	72
Other payables	92
Leases	26
Total liabilities assumed	192
Net equity acquired	30,010
Carrying amount [member] | Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,493
Trade receivables	199
Inventories	647
Recoverable taxes	87
Other assets	21
Property, plant and equipment	173,494
Total assets acquired	177,941
Accounts payable	179
Taxes payable	821
Salaries and social charges	167
Leases	233
Total liabilities assumed	1,400
Net equity acquired	176,541
Fair Value Adjustments [Member] | Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	10,482
Intangíible assets	(3,200)
Total assets acquired	7,282
Net equity acquired	7,282
Fair Value Adjustments [Member] | Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(79,317)
Intangíible assets	331,637
Total assets acquired	252,320
Net equity acquired	252,320
Total Fair Value [Member] | Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,602
Trade receivables	13
Inventories	422
Recoverable taxes	2
Property, plant and equipment	38,645
Intangíible assets	(3,200)
Total assets acquired	37,484
Accounts payable	2
Taxes payable	72
Other payables	92
Leases	26
Total liabilities assumed	192
Net equity acquired	37,292
Total Fair Value [Member] | Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,493
Trade receivables	199
Inventories	647
Recoverable taxes	87
Other assets	21
Property, plant and equipment	94,177
Intangíible assets	331,637
Total assets acquired	430,261
Accounts payable	179
Taxes payable	821
Salaries and social charges	167
Leases	233
Total liabilities assumed	1,400
Net equity acquired	R$ 428,861